UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sumito Life Insurance Co.
           -----------------------------------------------------
Address:   Sumisei Kowa Toyo-Cho Bld, 2F
           2-3-25, Toyo Koto-Ku Tokya JAPAN 135-0016
           -----------------------------------------------------

Form 13F File Number: 28-04674
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Naoki Sugie
        -------------------------
Title:  Assistant General Manager
        -------------------------
Phone:  81-3-5617-2133
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Naoki Sugie                     Tokyo, Japan                      8/21/2003
---------------                     ------------                      ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            94
                                         ------------
Form 13F Information Table Value Total:  $442,909,597
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
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                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M CO COM                      Common           88579Y10   6181449   47514          PENSION             X      0    0
ABBOTT LABS COM                Common           00282410   3595902   95395          PENSION             X      0    0
ADOBE SYS INC COM              Common           00724F10      9866     320          PENSION             X      0    0
AIR PRODS & CHEMS INC COM      Common           00915810   2953180   71230          PENSION             X      0    0
ALCOA INC COM                  Common           01381710      5523     285          PENSION             X      0    0
ALTRIA GROUP INC COM           Common           02209S10   2404075   79433          PENSION             X      0    0
AMERICAN ELEC PWR INC COM      Common           02553710   1940104   84834          PENSION             X      0    0
AMERICAN EXPRESS CO COM        Common           02581610   5882817  176290          PENSION             X      0    0
AMERICAN INTL GROUP INC C      Common           02687410   6349778  128262          PENSION             X      0    0
AMGEN INC COM                  Common           03116210   7792247  135065          PENSION             X      0    0
ANHEUSER BUSCH COS INC CO      Common           03522910   3997787   85719          PENSION             X      0    0
AOL TIME WARNER INC COM        Common           00184A10   4447036  406900          PENSION             X      0    0
AT&T CORP COM NEW              Common           00195750      3564     220          PENSION             X      0    0
AT&T WIRELESS SVCS INC CO      Common           00209A10   2774955  419100          PENSION             X      0    0
BAXTER INTL INC COM            Common           07181310      4101     220          PENSION             X      0    0
BELLSOUTH CORP COM             Common           07986010   5049969  232000          PENSION             X      0    0
BRISTOL MYERS SQUIBB CO C      Common           11012210   2496282  117800          PENSION             X      0    0
CARNIVAL CORP CL A             Common           14365810   1515775   62720          PENSION             X      0    0
CATERPILLAR INC DEL COM        Common           14912310   8035627  162840          PENSION             X      0    0
CISCO SYS INC COM              Common           17275R10   9088515  698369          PENSION             X      0    0
CITIGROUP INC COM              Common           17296710  10960976  316910          PENSION             X      0    0
CLOROX CO DEL COM              Common           18905410   2835792   61310          PENSION             X      0    0
COCA COLA CO COM               Common           19121610     14168     350          PENSION             X      0    0
COMCAST CORP NEW CL A          Common           20030N10   3309924  115384          PENSION             X      0    0
CONCORD EFS INC COM            Common           20619710      3102     330          PENSION             X      0    0
DEAN FOODS CO NEW COM          Common           24237010   3079088   71840          PENSION             X      0    0
DELL COMPUTER CORP COM         Common           24702510   3529667  128985          PENSION             X      0    0
DISNEY WALT CO COM             Common           25468710   1871321  109350          PENSION             X      0    0
DOW CHEM CO COM                Common           26054310      4942     179          PENSION             X      0    0
DU PONT E I DE NEMOURS &       Common           26353410   6953511  178438          PENSION             X      0    0
DUKE ENERGY CORP COM           Common           26439910    860578   58931          PENSION             X      0    0
E M C CORP MASS COM            Common           26864810   3564172  494120          PENSION             X      0    0
ELECTRONIC ARTS INC COM        Common           28551210   4697614   79895          PENSION             X      0    0
EXXON MOBIL CORP COM           Common           30231G10  18641143  531051          PENSION             X      0    0
FANNIE MAE                     Common           31358610   8204476  125180          PENSION             X      0    0
FEDEX CORP COM                 Common           31428X10   8266122  149554          PENSION             X      0    0
FIRST DATA CORP COM            Common           31996310     18135     490          PENSION             X      0    0
FPL GROUP INC COM              Common           30257110   4927948   83670          PENSION             X      0    0
GANNETT INC COM                Common           36473010      9156     130          PENSION             X      0    0
GAP INC DEL COM                Common           36476010   3303020  227640          PENSION             X      0    0
GENERAL ELEC CO COM            Common           36960410  14649435  572808          PENSION             X      0    0
GENERAL MLS INC COM            Common           37033410   2885973   63260          PENSION             X      0    0
GENERAL MTRS CORP COM          Common           37044210   5314439  157802          PENSION             X      0    0
HCA INC COM                    Common           40411910   2647631   63850          PENSION             X      0    0
HEWLETT PACKARD CO COM         Common           42823610   2278758  145640          PENSION             X      0    0
HOME DEPOT INC COM             Common           43707610   4061086  166450          PENSION             X      0    0
ILLINOIS TOOL WKS INC COM      Common           45230810   7098342  122031          PENSION             X      0    0
INTEL CORP COM                 Common           45814010   4801156  292532          PENSION             X      0    0
INTERNATIONAL BUSINESS MA      Common           45920010  10866392  137963          PENSION             X      0    0
INTL PAPER CO COM              Common           46014610   3843619  113323          PENSION             X      0    0
J C PENNY CORPORATION          Common           70816010   2595418  131930          PENSION             X      0    0
JOHNSON & JOHNSON COM          Common           47816010  12908184  223321          PENSION             X      0    0
LEHMAN BROS HLDGS INC COM      Common           52490810   8340254  143875          PENSION             X      0    0
LILLY ELI & CO COM             Common           53245710   2052144   35803          PENSION             X      0    0
LIZ CLAIBORNE INC COM          Common           53932010   4681951  151290          PENSION             X      0    0
LSI LOGIC CORP COM             Common           50216110    975790  214730          PENSION             X      0    0
MARSH & MCLENNAN COS INC       Common           57174810   5052223  118337          PENSION             X      0    0
MAXIM INTEGRATED PRODS IN      Common           57772K10   2654372   72980          PENSION             X      0    0
MBNA CORP COM                  Common           55262L10     13846     920          PENSION             X      0    0
MEDTRONIC INC COM              Common           58505510   5762637  127435          PENSION             X      0    0
MERCK & CO INC COM             Common           58933110   9189771  167512          PENSION             X      0    0
MICROSOFT CORP COM             Common           59491810  13014845  536144          PENSION             X      0    0
MORGAN STANLEY COM NEW         Common           61744644   9764160  253049          PENSION             X      0    0
OMNICOM GROUP INC COM          Common           68191910   2800594   51520          PENSION             X      0    0
ORACLE CORP COM                Common           68389X10   4307957  395790          PENSION             X      0    0
PARKER HANNIFIN CORP COM       Common           70109410   4416180  113860          PENSION             X      0    0
PEPSICO INC COM                Common           71344810   6271388  156840          PENSION             X      0    0
PFIZER INC COM                 Common           71708110  11450167  366385          PENSION             X      0    0
PHARMACIA CORP COM             Common           71713U10   4634374  106617          PENSION             X      0    0
PROCTER & GAMBLE CO COM        Common           74271810  10658299  119767          PENSION             X      0    0
PROGRESS ENERGY INC COM        Common           74326310   2554270   65130          PENSION             X      0    0
QUALCOMM INC COM               Common           74752510   3514649   96919          PENSION             X      0    0
RED HAT INC COM                Common           75657710   1149492  210090          PENSION             X      0    0
SCHLUMBERGER LTD COM           Common           80685710   4453600  116727          PENSION             X      0    0
SMUCKER J M CO COM NEW         Common           83269640    119070    3402          PENSION             X      0    0
STRYKER CORP COM               Common           86366710   2840352   41330          PENSION             X      0    0
SYMANTEC CORP COM              Common           87150310   1767554   44940          PENSION             X      0    0
TARGET CORP COM                Common           87612E10   5166907  176331          PENSION             X      0    0
TENET HEALTHCARE CORP COM      Common           88033G10      6513     390          PENSION             X      0    0
TEXAS INSTRS INC COM           Common           88250810      4698     287          PENSION             X      0    0
TRANSOCEAN OFFSHORE INC C      Common           G9007610      5522     270          PENSION             X      0    0
TRAVELERS PPTY CAS CORP N      Common           89420G40   4084835  288920          PENSION             X      0    0
TYCO INTL LTD NEW COM          Common           90212410   2563863  198910          PENSION             X      0    0
UNITED TECHNOLOGIES CORP       Common           91301710   4993256   86210          PENSION             X      0    0
UNITEDHEALTH GROUP INC CO      Common           91324P10   3262430   35563          PENSION             X      0    0
US BANCORP DEL COM NEW         Common           90297330   9927671  519970          PENSION             X      0    0
VERITAS SOFTWARE CO COM        Common           92343610   2246579  127430          PENSION             X      0    0
VERIZON COMMUNICATIONS CO      Common           92343V10   7427019  209430          PENSION             X      0    0
VIACOM INC CL B                Common           92552430   5398307  147152          PENSION             X      0    0
WACHOVIA CORP NEW COM          Common           92990310   8187937  239870          PENSION             X      0    0
WAL MART STORES INC COM        Common           93114210  11878217  227615          PENSION             X      0    0
WELLS FARGO & CO NEW COM       Common           94974610  13907507  308468          PENSION             X      0    0
WYETH COM                      Common           98302410   4999563  132095          PENSION             X      0    0
YAHOO INC COM                  Common           98433210   2874994  119439          PENSION             X      0    0


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